UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2011

Check here if an Amendment [ ];  Amendment Number: _________
        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     Marc Lasry
Address:  c/o Avenue Capital Management II, L.P.
          399 Park Avenue, 6th Floor
          New York, New York  10022

Form 13F File Number:  028-10797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:   Eric Ross, Attorney-in-Fact for Marc Lasry
Phone:  (212) 878-3520

Signature, Place, and Date of Signing:

/s/ Eric Ross             New York, New York       FEBRUARY 14, 2012
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  [Signature]                 [City, State]              [Date]

REPORT TYPE (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:  Fourteen (14)

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $483,611 (in thousands)

LIST OF OTHER INCLUDED MANAGERS:


NO.  FORM 13F FILE NO.                    NAME
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 1   028-12377         Avenue Capital Management II GenPar, LLC
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 2   028-11224         Avenue Capital Management II, L.P.
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 3   028-12370         GL Partners IV, LLC
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 4   028-12368         Avenue Capital Partners IV, LLC
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 5   028-12383         Avenue Special Situations Fund IV, L.P.
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 6   028-13479         GL Partners V, LLC
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 7   028-13480         Avenue Capital Partners V, LLC
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 8   028-13481         Avenue Special Situations Fund V, L.P.
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 9   028-14289         Avenue Partners, LLC
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 10  028-14290         Avenue International Master GenPar, Ltd.
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 11  028-14294         Avenue International Master, L.P.
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 12                    Avenue Special Situations Fund VI (Master), L.P.
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 13                    Avenue Capital Partners VI, LLC
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 14                    GL Partners VI, LLC
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                                    FORM 13F INFORMATION TABLE



Name of                      Title of          CUSIP       Value     SH/Prn SH/ Put/ Investment Other            Voting Authority
Issuer                       Class                                   Amount Prn Call Discretion Managers           Sole Shared None

Central Euro Media           NOTE 5.000% 11/15 153443AH9  $1,470  2,227,000 SH       DEFINED    1,2           2,227,000      0    0
Central Euro Media           NOTE 5.000% 11/15 153443AH9 $14,631 27,614,000 SH       DEFINED                 27,614,000      0    0
Chemtura Corporation         COM NEW           163893209    $399     35,199 SH       DEFINED    1,2              35,199      0    0
CIT Group, Inc.              COM NEW           125581801  $8,050    230,871 SH       DEFINED    1,2,9           230,871      0    0
CIT Group, Inc.              COM NEW           125581801 $25,530    732,159 SH       DEFINED    1,2,9,10,11     732,159      0    0
CIT Group, Inc.              COM NEW           125581801 $29,143    835,750 SH       DEFINED    1,2,12,13,14    835,750      0    0
Citigroup Inc.               COM NEW           172967424  $3,334    126,720 SH       DEFINED    1,2,9           126,720      0    0
Citigroup Inc.               COM NEW           172967424 $28,723  1,091,709 SH       DEFINED    1,2,9,10,11   1,091,709      0    0
General Motors Co.           COM               37045V100  $1,853     91,419 SH       DEFINED    1,2              91,419      0    0
General Motors Co.           COM               37045V100    $516     25,478 SH       DEFINED    1,2,3,4,5        25,478      0    0
General Motors Co.           COM               37045V100  $2,209    108,958 SH       DEFINED    1,2,6,7,8       108,958      0    0
General Motors Co.           COM               37045V100 $24,049  1,186,451 SH       DEFINED    1,2,9,10,11   1,186,451      0    0
General Motors Co.           COM               37045V100 $31,385  1,548,363 SH       DEFINED    1,2,12,13,14  1,548,363      0    0
General Motors Co.           COM               37045V100  $7,612    375,531 SH       DEFINED    1,2,9           375,531      0    0
General Motors Co.           *W EXP 07/10/2016 37045V118    $975     83,108 SH       DEFINED    1,2              83,108      0    0
General Motors Co.           *W EXP 07/10/2016 37045V118    $272     23,164 SH       DEFINED    1,2,3,4,5        23,164      0    0
General Motors Co.           *W EXP 07/10/2016 37045V118  $1,162     99,063 SH       DEFINED    1,2,6,7,8        99,063      0    0
General Motors Co.           *W EXP 07/10/2016 37045V118 $11,116    947,622 SH       DEFINED    1,2,9,10,11     947,622      0    0
General Motors Co.           *W EXP 07/10/2016 37045V118  $8,266    704,694 SH       DEFINED    1,2,12,13,14    704,694      0    0
General Motors Co.           *W EXP 07/10/2016 37045V118  $3,407    290,456 SH       DEFINED    1,2,9           290,456      0    0
General Motors Co.           *W EXP 07/10/2019 37045V126    $650     83,108 SH       DEFINED    1,2              83,108      0    0
General Motors Co.           *W EXP 07/10/2019 37045V126    $181     23,164 SH       DEFINED    1,2,3,4,5        23,164      0    0
General Motors Co.           *W EXP 07/10/2019 37045V126    $775     99,063 SH       DEFINED    1,2,6,7,8        99,063      0    0
General Motors Co.           *W EXP 07/10/2019 37045V126  $7,762    992,622 SH       DEFINED    1,2,9,10,11     992,622      0    0
General Motors Co.           *W EXP 07/10/2019 37045V126  $8,764  1,120,694 SH       DEFINED    1,2,12,13,14  1,120,694      0    0
General Motors Co.           *W EXP 07/10/2019 37045V126  $2,576    329,456 SH       DEFINED    1,2,9           329,456      0    0
IFM Investments LTD          ADS               45172L100  $1,838  6,126,234 SH       DEFINED                  6,126,234      0    0
Lear Corp.                   COM NEW           521865204  $7,951    199,780 SH       DEFINED    1,2,9           199,780      0    0
Lear Corp.                   COM NEW           521865204 $16,734    420,448 SH       DEFINED    1,2,9,10,11     420,448      0    0
Magnachip Semiconductor      COM               55933J203  $8,371  1,119,052 SH       DEFINED    1,2           1,119,052      0    0
Magnachip Semiconductor      COM               55933J203 $48,822  6,526,958 SH       DEFINED    1,2,3,4,5     6,526,958      0    0
Magnachip Semiconductor      COM               55933J203 $61,219  8,184,421 SH       DEFINED    1,2,6,7,8     8,184,421      0    0
Magnachip Semiconductor      COM               55933J203 $24,701  3,302,273 SH       DEFINED    1,2,9,10,11   3,302,273      0    0
Magnachip Semiconductor      COM               55933J203  $8,235  1,100,874 SH       DEFINED    1,2,9         1,100,874      0    0
Navistar International Corp. COM               63934E108  $1,188     31,354 SH       DEFINED    1,2,9            31,354      0    0
Navistar International Corp. COM               63934E108  $5,552    146,563 SH       DEFINED    1,2,9,10,11     146,563      0    0
Spectrum Brands, Inc.        COM               84763R101  $9,008    328,767 SH       DEFINED    1,2,9           328,767      0    0
Spectrum Brands, Inc.        COM               84763R101 $17,827    650,628 SH       DEFINED    1,2,9,10,11     650,628      0    0
Tenet Healthcare Corp.       COM               88033G100  $2,854    556,310 SH       DEFINED    1,2,9           556,310      0    0
Tenet Healthcare Corp.       COM               88033G100 $16,002  3,119,216 SH       DEFINED    1,2,9,10,11   3,119,216      0    0
Tenet Healthcare Corp.       COM               88033G100  $9,696  1,890,000 SH       DEFINED    1,2,12,13,14  1,890,000      0    0
TRW Automotive Holdings Corp COM               87264S106  $1,465     44,933 SH       DEFINED    1,2,9            44,933      0    0
TRW Automotive Holdings Corp COM               87264S106 $12,137    372,290 SH       DEFINED    1,2,9,10,11     372,290      0    0
Verso Paper Holdings LLC     COM               92531L108     $64     66,604 SH       DEFINED    1,2,9            66,604      0    0
Verso Paper Holdings LLC     COM               92531L108    $271    282,210 SH       DEFINED    1,2,9,10,11     282,210      0    0
Verso Paper Holdings LLC     COM               92531L108  $2,429  2,530,610 SH       DEFINED    1,2,12,13,14  2,530,610      0    0
YRC Worldwide Inc.           COM PAR $.01      984249607    $202     20,214 SH       DEFINED    1,2,9            20,214      0    0
YRC Worldwide Inc.           COM PAR $.01      984249607    $503     50,484 SH       DEFINED    1,2,9,10,11      50,484      0    0
YRC Worldwide Inc.           COM PAR $.01      984249607  $1,735    173,983 SH       DEFINED    1,2,12,13,14    173,983      0    0